Share-based compensation - Stock option activity (Details) - CNY (¥)									12 Months Ended
	Apr. 30, 2019	Oct. 31, 2018	May 09, 2018	Apr. 30, 2018	Oct. 11, 2017	May 03, 2016	Jun. 29, 2015	Jan. 25, 2015	Dec. 31, 2019	Dec. 31, 2018
Number of Options
Outstanding at beginning of the year (in shares)									77,466,699
Granted (in shares)	155,000	475,000	40,000,000	841,054	16,616,000	7,425,000	630,000	13,843,645	155,000
Exercised (in shares)									14,007,474
Forfeited/Cancelled (in shares)									3,452,998
Outstanding at end of the year (in shares)									60,161,227	77,466,699
Vested and expected to vest, Number of Options (in shares)									60,161,227
Exercisable, Number of Options (in shares)									9,959,062
Exercise Price
Granted (in dollars per share)			¥ 4.75
Outstanding at end of the year (in dollars per share)	¥ 31.96	¥ 27.93	¥ 30.27	¥ 25.42			¥ 0.27	¥ 0.27
Intrinsic value of options
Outstanding at beginning of the year									¥ 457,386,371
Outstanding at end of the year									74,834,115	¥ 457,386,371
Vested and expected to vest, Intrinsic value of options									74,834,115
Exercisable, Intrinsic value of options									¥ 30,925,254
Minimum
Exercise Price
Outstanding at beginning of the year (in dollars per share)									¥ 0.27
Exercised (in dollars per share)									0.27
Forfeited/Cancelled (in dollars per share)									0.27
Outstanding at end of the year (in dollars per share)					¥ 0.27	¥ 0.27			0.27	¥ 0.27
Vested and expected to vest, Exercise Price (in dollars per share)									0.27
Exercisable, Exercise Price (in dollars per share)									¥ 0.27
Remaining Contractual
Outstanding remaining contractual term(in years)									5 years 26 days	6 years 26 days
Exercised (in years)									5 years 26 days
Forfeited/Cancelled (in years)									5 years 5 months 27 days
Vested and expected to vest, Remaining Contractual (in years)									5 years 26 days
Exercisable, Remaining Contractual (in years)									5 years 26 days
Maximum
Exercise Price
Outstanding at beginning of the year (in dollars per share)									¥ 30.27
Granted (in dollars per share)									31.96
Exercised (in dollars per share)									10.71
Forfeited/Cancelled (in dollars per share)									31.96
Outstanding at end of the year (in dollars per share)					¥ 27.02	¥ 10.71			31.96	¥ 30.27
Vested and expected to vest, Exercise Price (in dollars per share)									31.96
Exercisable, Exercise Price (in dollars per share)									¥ 25.42
Remaining Contractual
Outstanding remaining contractual term(in years)									9 years 3 months 29 days	9 years 9 months 29 days
Granted (in years)									9 years 3 months 29 days
Exercised (in years)									7 years 9 months 11 days
Forfeited/Cancelled (in years)									9 years 3 months 29 days
Vested and expected to vest, Remaining Contractual (in years)									9 years 3 months 29 days
Exercisable, Remaining Contractual (in years)									9 years 11 months 5 days